CONSOLIDATED STATEMENTS OF CASH FLOWS (FY)	6 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 USD ($)
Operating activities
Net loss for the period	$ (8,614,060)	$ (5,110,574)
Items not affecting cash:
Depreciation	722	924
Share based compensation	292,896	786,317
Change in fair value of derivative liabilities	(719,000)	1,200
Change in fair value of stock option liabilities	(177,459)	0
Unrealized loss on mandatory convertible debentures	(70,500)	0
Change in fair value of warrant liabilities	(9,223)	0
Non-cash general and administrative	0	50,000
Gain on settlement of accounts payable	(899,015)	0
Loss on investment in associate	106,850	0
Impairment of carbon credits	(1,207,800)	0
Stop-loss provision loss	1,024,713	0
Accrued interest	76,601	1,104
Accretion expense	168,945	2,544
Changes in non-cash working capital items:
GST receivable	(171,573)	0
GST receivable	(30,689)	(25,008)
Carbon credits	(100,000)	0
Prepaid expenses	(4,008)	263,569
Accounts payable and accrued liabilities	3,865,220	2,962,254
Net cash used in operating activities	(4,051,780)	(1,067,670)
Investing activities
Cash assumed on RTO	1,661,645	0
Net cash provided by (used in) financing activities	1,661,645	0
Financing activities
Proceeds from convertible debentures	67,650	430,734
Proceeds from warrant exercise	86,237	176,113
Proceeds from PIPE financing	2,230,000	0
Net cash provided by financing activities	2,383,887	606,847
Effect of exchange rate changes on cash	1,807	(18,201)
Net increase (decrease) in cash	(4,441)	(479,024)
Cash, Beginning	21,106	489,971	$ 489,971
Cash, Ending	16,665	10,947	21,106	$ 489,971
Supplemental information:
Taxes paid	0	0
Interest paid	0	0
DevvStream Holdings, Inc. [Member]
Operating activities
Net loss for the period			(9,871,748)	(5,904,653)
Items not affecting cash:
Depreciation			1,771	1,849
Share based compensation			1,290,327	1,838,811
Change in fair value of derivative liabilities			845,700	0
Unrealized loss on mandatory convertible debentures			27,500	0
Non-cash general and administrative			50,000	0
Accrued interest			19,024	0
Accretion expense			52,554	0
Gain on forgiveness of accounts payable			0	(6,542)
Changes in non-cash working capital items:
GST receivable			(39,121)	(44,147)
Prepaid expenses			267,294	115,817
Accounts payable and accrued liabilities			5,807,752	590,721
Net cash used in operating activities			(1,548,947)	(3,408,144)
Investing activities
Cash assumed on RTO			0	10
Net cash provided by (used in) financing activities			0	10
Financing activities
Proceeds from convertible debentures			883,516	0
Proceeds from warrant exercise			176,113	301,984
Proceeds from issuance of mandatory convertible debentures			50,000	0
Net cash provided by financing activities			1,109,629	301,984
Effect of exchange rate changes on cash			(29,547)	(159,534)
Net increase (decrease) in cash			(468,865)	(3,265,684)
Cash, Beginning	$ 21,106	$ 489,971	489,971	3,755,655
Cash, Ending			21,106	489,971
Supplemental information:
Taxes paid			0	0
Interest paid			0	0
Fair value of securities issued for the acquisition of DevvStream Inc. (Note 4)			$ 0	$ 3,721,852